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ggerstman@sidley.com
(312) 853-2060	FOUNDED 1866

August 12, 2008

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:     Mr. Mark P. Shuman

Re:	Allscripts Healthcare Solutions, Inc.
Preliminary Proxy Statement on Schedule 14A
SEC File No. 000-32085
Date Filed: June 12, 2008

Allscripts Healthcare Solutions, Inc.
Form 10-K for the year ended December 31, 2007
Filed February 29, 2008

Allscripts Healthcare Solutions, Inc.
Form 10-Q for the Fiscal Quarter ended March 31, 2008
Filed May 12, 2008

Ladies and Gentlemen:

On behalf of Allscripts Healthcare Solutions, Inc. (“Allscripts”), we are writing in response to the comments contained in the Staff’s comment letter dated August 5, 2008 (the “Comment Letter”) with respect to Allscripts’ Preliminary Proxy Statement on Schedule 14A, as filed with the SEC on July 21, 2008 (the “Proxy Statement”). We have filed with the SEC via EDGAR a revised Preliminary Proxy Statement on Schedule 14A.

For the convenience of the Staff’s review, we have set forth the comments contained in the Staff’s Comment Letter along with the responses of Allscripts and Misys Healthcare Systems, LLC (“MHS”), as the case may be. With respect to the Staff’s comments relating to MHS (specifically, comment 5), the response to such comment has been provided by MHS. For the convenience of the Staff’s review, MHS’ response has been included in this letter.

* * * *

Sidley Austin LLP is a limited liability partnership practicing in affiliation with other Sidley Austin partnerships

Securities and Exchange Commission

August 12, 2008

Preliminary Proxy Statement on Schedule 14A

Revised Preliminary Proxy Statement

General

Comment:

1. The description of the transaction on the cover should be consistent with the information provided in response to comment 3 of our letter dated July 11, 2008 and the additional disclosure provided on page 2. Although we note the illustrative examples provided on page 2 and enhanced disclosure added to the amended proxy statement, concise cover page disclosure of how the post-Merger percentage ownership of pre-Merger stockholders may fluctuate, appears warranted. Given that the percentage ownership of pre-Merger stockholders potentially may fall to 37.2% from 45.3% if all of the debentures and options are converted and/or exercised, please revise your disclosure to convey this concisely in Allscripts’ letter to stockholders.

Response:

The letter to stockholders has been revised in response to the Staff’s comment. The following sentence has been added to the end of the first paragraph of the letter: “If the special cash dividend is $5.68 per share, pre-Merger stockholders (which would exclude holders of our convertible debentures and in-the-money options) would own approximately 40.8% of Allscripts’ common stock on an actual outstanding basis or approximately 37.2% of Allscripts’ common stock on a fully diluted basis immediately after consummation of the Transactions.”

Opinion and Analysis of Allscripts Financial Advisor, page 50

Comment:

2. Refer to comment 38 of our letter dated July 11, 2008. Please provide a more detailed explanation of the basis upon which you concluded that the projections Allscripts provided to Misys would not be material to Allscripts investors in their assessment of the adequacy of the consideration being paid by Misys.

Response:

The projections for 2008 that Allscripts provided to Misys during the first quarter of 2008 were substantially similar to the guidance that Allscripts provided publicly to investors in February 2008. In May 2008, Allscripts publicly updated its 2008 guidance to investors. Allscripts believes that this more recent guidance is considerably more relevant than the projections provided in February 2008; as a result, Allscripts believes that the projections provided to Misys would not be material and, in light of the updated guidance, could be misleading to Allscripts stockholders.

Securities and Exchange Commission

August 12, 2008

Material U.S. Federal Income Tax Consequences of the Transactions, page 64

Comment:

3. We note your response to comment 17 of our letter dated July 11, 2008. Please indicate how you reached the disclosed conclusions relating to the federal income tax consequences of the transactions. Specify the basis upon which you reached the conclusion that the taxable/non-taxable outcome of the reorganization to Allscripts and Misys were not material to Allscripts investors. Explain why the transaction, if taxable to the registrant or the merger survivor, would not have a material effect on operating results or financial condition.

Response:

If the Merger failed to qualify for tax-free treatment as a “reorganization” for U.S. federal income tax purposes, the Merger would be treated as if Allscripts purchased the shares of MHS in a taxable transaction. As a result, the conversion of MHS shares into Allscripts shares would be taxable to the shareholder of MHS, but the Merger would not be a taxable event to MHS, Allscripts, Merger Sub or the Allscripts stockholders. Therefore, treatment of the Merger as a taxable transaction is not expected to have a material effect on the operating results or financial condition of Allscripts, nor is it expected to have a material effect on Allscripts stockholders.

Unaudited Pro Forma Condensed Combined Financial Statements

Notes to Unaudited Pro Forma Condensed Combined Financial Statements, page 103

Comment:

4. We note that after the step up, pro forma annual amortization will be approximately $14.5 million. We also note that historical amortization was approximately $14.2 million. Please explain to us why the $113.6 million step up in fair value only resulted in additional amortization of approximately $0.3 million.

Response:

Management’s preliminary estimate of the fair value of identified intangibles resulted in a total intangible asset valuation of approximately $226.3 million, which required a step-up in fair value adjustment of $117.0 million as presented in the pro forma condensed combined financial statements. The pro forma annual amortization for the total identified intangible asset fair value of $226.3 million is estimated to be approximately $25.8 million on an annual basis.

A pro forma adjustment to reduce annual amortization of identified intangibles by a net $4.1 million is required based on historical amortization of identifiable intangibles and software amortization recorded of $29.9 million recorded in the historical results of the combined companies.

The $4.1 million reduction to pro forma amortization is primarily due to $86.6 million of the total identified intangible asset fair value of $226.3 million is expected to be allocated to acquired technology with an estimated useful life of 7 to 9 years, which will generate approximately $10.2 million of annual amortization that will be recorded as cost of revenue. The $10.2 million of annual amortization related to the estimated acquired technology is expected to replace $6.2 million of amortization of capitalized software currently recorded in Allscripts cost of revenue. The remaining $139.7 million of the total identified intangible asset fair value of $226.3 million is expected to be allocated to customer relationship and other intangibles with an estimated useful life of 15 to 20 years, which will generate approximately $15.6 million of annual amortization that will be recorded as an operating expense. The $15.6 million of annual amortization related to customer relationships and other intangibles is expected to replace $23.7 million of combined amortization currently recorded by Allscripts and Misys as an operating expense. The following table summarizes the net adjustment to amortization of identifiable intangibles ($ in millions):

Preliminary estimate of amortization related to $86.6 million of acquired technology based on a useful life of 7 to 9 years	$10.2
Preliminary estimate of amortization related to $139.7 million of customer relationships and other identifiable intangibles based on a useful life of 15 to 20 years	15.6
Less: historic amortization related to capitalized software	(6.2)
Less: historic amortization of identifiable intangibles	(23.7)

Net adjustment to amortization of identifiable intangibles	(4.1)

As Allscripts explained in response to original comment #21, Allscripts believes that a 7 to 9 year amortization period for acquired technology is appropriate. The 7 to 9 years useful life range was based on an 11% obsolescence rate derived from Allscripts’ actual degradation experience related to the technologies it owns. Allscripts’ technologies have realized an average annual degradation rate of 11%, which is indicative of a 9 year life. Further, Allscripts’ degradation rates are consistent with its observations and detail work performed relating to its acquisitions of Extend Care Information Networks, Inc. (“ECIN”) and A4 Health Systems, Inc. (“A4”). A review of a portfolio of comparable companies indicated a range of estimated useful life of 5 to 8 years for developed technology. Based on this analysis, Allscripts’ management believes a useful live range of 7 to 9 years is reasonable.

The useful life range of 15 to 20 years for the acquired customer relationships was determined based on observations from previous valuations relating to Allscripts’ acquisitions and related attrition rates for ECIN hospital and extended care providers (“ECP”) customers (3% and 9%, respectively), A4 (5.5%) and Source Medical (6%). Allscripts’ actual attrition rates imply a remaining life of approximately 11 to 33 years. In addition, a review of a portfolio of comparable companies had a range of estimated remaining lives of 5 to 15 years for customer relationships. Allscripts believes a life at or above the high end of the range is reasonable given the low turnover for its customers. Based on this analysis, Allscripts’ management believes that the weighted useful life of 15 to 20 years is reasonable.

Securities and Exchange Commission

August 12, 2008

Combined Financial Statements – Misys Healthcare Systems

Notes to Combined Financial Statements

4. Summary of Significant Accounting Policies

Revenue Recognition, page F-9

Comment:

5. Your response to prior comment number 24 indicates that you offered a promotion to certain customers whereby payment terms were extended to six months for add on purchases. Please tell us how you have considered the collectibility criteria and the fixed or determinable criteria within paragraphs 8 and 27-30 of SOP 97-2. Note that the extended payment terms may include periods less than one year, particularly if the use of the extended payment terms is not your customary practice.

Response:

The six month payment term promotion was for add-on orders, which means that the orders were to current MHS customers already using the product and that were live on MHS’ system. None of the orders were to resellers. In evaluating paragraphs 8 and 27-30 of SOP 97-2, MHS considered the following factors when determining that the payment terms were collectible and fixed and determinable:

•

The promotion was only offered to customers that were in good standing, meaning MHS had a good payment history directly with the customers involved demonstrating their ability to pay timely and the customer’s account was current in order to qualify for the promotion.

•

Since the customers involved were already live on the system, the likelihood that the customer would seek a concession was deemed to be remote as functionality of the software for their purpose had already been demonstrated. Also, there were no new product releases in the pipeline during this timeframe further reducing the likelihood of concessions.

•	Based on the nature of our customer base the payment term period (6 months) is short in relation to the total period of time in which the customer is expected to use the product.

Based on these factors, MHS management concluded these sales were both collectible and the fee was fixed and determinable.

Securities and Exchange Commission

August 12, 2008

Form 10-K for the Fiscal Year Ended December 31, 2007 – Allscripts Healthcare Solutions, Inc.

Financial Statements

Consolidated Statements of Operations, page 50

Comment:

6. Your response to prior comment number 33 indicates that the majority of your revenues are from arrangements accounted for under SOP 81-1 where the software and service components are combined into one accounting unit. If you are unable to accurately separate and report product and service revenues from these arrangements please tell us how you considered providing a separate revenue and cost of revenue line item for the 81-1 arrangements. As part of your response, please provide us with a breakdown of the “software and related services” line item for the periods presented. At a minimum, please quantify the revenues from 81-1 arrangements, maintenance services and other services.

Response:

As discussed in its previous response to original comment number 33, Allscripts historically has not separated our product revenue from its implementation service revenue related to SOP 81-1 arrangements for internal management or external reporting due to such revenue being tracked as one accounting unit for revenue recognition purposes. Allscripts also has not disclosed separate service and software revenue amounts for its non-SOP 81-1 revenue due to the potential that such disclosure could be misleading given the absence of the respective SOP 81-1 revenue and cost of revenue amounts in such disclosures.

Allscripts believes it is possible to apply a reasonable allocation methodology to its SOP 81-1 arrangements in order to separate revenue and cost of revenue into its software and implementation services components; however, currently Allscripts does not have the revenue and cost information mapped through our financial accounting system and believes the effort would represent a significant administrative burden to the company given that such information would have to be manually computed and the financial accounting system re-mapped for all prior periods presented. In addition, our non-SOP 81-1 costs are co-mingled with the SOP 81-1 costs and would once again represent a significant administrative burden to the company to determine the costs related to the revenues. As such, Allscripts respectfully requests that the Staff consider allowing Allscripts to comply with this disclosure requirement on a prospective basis. As outlined in our response to Question 7 below, Allscripts’ intention is to track software and services separately for percent complete accounting and map them separately into its new proposed general ledger based on a vendor specific objective evidence methodology.

Allscripts supplementally advises the SEC that it evaluates overall profitability of individual SOP 81-1 contracts by tracking and reviewing all implementation hours, project plans and expected gross margins at the outset of each contract and at the end of each reporting period to ensure that the expected profitability of each project is adequate to cover all related SOP 81-1 cost of revenue such as implementation payroll costs, capitalized software amortization, travel costs, use of third party consultants and any other direct cost.

To provide further visibility of Allscripts’ software and services revenue for each of the three years presented in Allscripts’ Form 10-K for the year-ended December 31, 2007 the following summary is provided:

	Year Ended December 31,
	2007	2006	2005
Revenue:
Software and related services:
SOP 81-1 arrangements (software sales and implementation services)	$33,108	$36,378	$25,167
Support and maintenance services	71,484	47,152	15,300
Hardware sales	27,664	23,679	7,700
Services revenue (outside of SOP 81-1 scope)	27,028	20,696	3,400
Software revenue (outside of SOP 81-1 scope)	42,691	34,928	2,800
Electronic data services	10,987	5,750	-
Other	9,711	4,920	10,799

Total software and related services revenue	222,673	173,503	65,166
Prepackaged medications	43,959	43,688	45,609
Information services	15,276	10,778	9,789

Total revenue	281,908	227,969	120,564

Securities and Exchange Commission

August 12, 2008

Comment:

7. Your response to prior comment number 33 indicates that you will separately disclose revenue from products and services in the Form 10-Q subsequent to the consummation of the merger. Please explain to us how you intend to separately present revenues from your 81-1 arrangements. Describe, in detail, any of the allocation methodologies you will use.

Response:

In conjunction with the consummation of the merger Allscripts will be consolidating both companies into one financial accounting system platform. This consolidation will also consist of a redesign of Allscripts’ general ledger structure and related percent complete customer templates. This redesign of Allscripts’ general ledger structure and percent complete templates will allow Allscripts to segregate Allscripts’ contractual software and service components that are currently combined into one accounting unit. Software and services will be tracked separately for percent complete accounting and mapped separately into Allscripts’ new proposed general ledger based on a vendor specific objective evidence methodology. In addition as part of the redesign and new financial system platform all related 81-1 cost of revenue amounts such as internal implementation payroll costs, capitalized software amortization, travel costs, third party consultants and third party content costs will also be accounted for separately and mapped in a similar manner to allow Allscripts to report cost of revenue for Allscripts’ software and services separately.

All required accounting adjustments relating to the two separate accounting units for products and implementation services relating to the guidance provided by SOP 97-2 “Software Revenue Recognition” will also be segregated in the redesigned customer templates to allow for accounting segregation.

* * * * *

Securities and Exchange Commission

August 12, 2008

If you have any questions regarding the foregoing or the revised Proxy Statement, please contact the undersigned at (312) 853-2060 or William J. Davis, Allscripts’ Chief Financial Officer, at (312) 506-1211.

Very truly yours,

/s/ Gary D. Gerstman

cc:	William J. Davis